Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income

Note 21—Accumulated Other Comprehensive Income

Accumulated other comprehensive income in the equity section of the balance sheet included:

	Millions of Dollars
	Defined Benefit Plans	Net Unrealized Gain on Securities	Foreign Currency Translation	Hedging	Accumulated Other Comprehensive Income (Loss)
December 31, 2008*	$(1,434)	—	(240)	(10)	(1,684)
Other comprehensive income	(70)	—	5,007	3	4,940
Other*	—	—	(31)	—	(31)

December 31, 2009*	(1,504)	—	4,736	(7)	3,225
Other comprehensive income	146	158	1,404	—	1,708

December 31, 2010*	(1,358)	158	6,140	(7)	4,933
Other comprehensive income (loss)	(613)	(158)	(917)	1	(1,687)

December 31, 2011	$(1,971)	—	5,223	(6)	3,246

*	Retained earnings has been restated to reflect certain intercompany loans as permanently invested, which resulted in a $191 million increase in Foreign Currency Translation and Accumulated Other Comprehensive Income, a $1 million decrease to Total Liabilities, and a $190 million reduction in Retained Earnings at December 31, 2008. The impact on net income and earnings per share was de minimis for all periods presented.